Income Taxes (Details) - Schedule of Reconciliation of Statutory Tax Rate to Effective Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation Of Statutory Tax Rate To Effective Tax Rate [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of different income tax rates in other jurisdictions	0.76%	(2.11%)	(34.11%)
Effect of preferential tax benefits	1.81%	12.72%	167.36%
Effect of non-deductible expenses	(2.61%)	(1.22%)	(54.84%)
Effect of research and development credits	3.57%	3.06%	104.55%
Effect of deferred tax rate change	(19.63%)	(34.22%)	107.53%
Effect of changes in valuation allowance	(3.31%)	(13.91%)	0.00%
Effective tax rate	5.59%	(10.68%)	315.49%